Intangible assets and Goodwill - Changes in the key assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and Goodwill
Impairment loss	€ 0	€ 0
Future cash flows
Intangible assets and Goodwill
Percentage of reasonably possible increase (decrease) in key assumption	(10.00%)
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Discount rate
Intangible assets and Goodwill
Percentage of reasonably possible increase (decrease) in key assumption	1.00%
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Sustainable growth rate
Intangible assets and Goodwill
Percentage of reasonably possible increase (decrease) in key assumption	(1.00%)
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0